Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		September 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash, cash equivalents and restricted cash	Level 1	128,995	128,995	95,332	95,332
Derivative instruments (note 8)
Interest rate swap agreements (1)	Level 2	(989)	(989)	659	659
Forward freight agreements (1)	Level 2	(483)	(483)	(86)	(86)

Non-recurring:
Operating lease right-of-use assets (note 15)	Level 2	6,148	6,148	—	—
Vessels and equipment (3) (note 15)	Level 2	46,750	46,750	—	—
Vessels related to finance leases (3) (note 15)	Level 2	34,000	34,000	—	—

Other:
Short-term debt (note 5)	Level 2	(20,000)	(19,994)	(50,000)	(50,000)
Advances to equity-accounted joint venture	(2)	5,280	(2)	9,930	(2)
Long-term debt, including current portion (note 6)	Level 2	(222,375)	(219,271)	(559,679)	(558,657)
Obligations related to finance leases, including current portion (note 7)	Level 2	(396,072)	(465,342)	(414,788)	(442,648)
Assets held for sale (note 15)	Level 2	—	—	37,240	37,240

(1)The fair value of the Company’s interest rate swap agreements and FFAs at September 30, 2020 and December 31, 2019 exclude accrued interest income and expenses which are recorded in accounts receivable and accrued liabilities, respectively, on the unaudited consolidated balance sheets.
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests as at September 30, 2020 and December 31, 2019 were not determinable.
(3)In September 2020, the carrying values of five Aframax tankers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term tanker market outlook, a reduction of charter rates, and a decline in vessel values, as a result of the current economic environment, which has been impacted by the COVID-19 global pandemic. Three of these vessels were classified as vessels and equipment and two were classified as vessels related to finance leases on the Company's unaudited consolidated balance sheet as at September 30, 2020.